RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - HKD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Direct costs of leased and rented property or equipment	$ 33,000
Operating leases annual rental expense	396,000
Mr. Chan Ming Dave and Ms. Yam Fung Yee Carrie [Member]
Related Party Transaction [Line Items]
Lease expenses charged by the related parties	396,000	$ 846,000
Mr. Chan Ming Dave [Member]
Related Party Transaction [Line Items]
Capital contributed by shareholder	$ 0	$ 762,688